Segment and Revenue by Geography and By Major Customer - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	$ 10,393	$ 11,013
Domestic (Israel) [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	9,085	9,482
China [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	228	314
USA [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	873	931
Other [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long lived assets	$ 207	$ 286